STOCKHOLDER'S EQUITY	Sep. 30, 2025
December 31, 2024
STOCKHOLDER'S EQUITY

NOTE 8 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 295,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of undesignated preferred stock, $0.0001 par value per share. The Board of Directors has the authority, in its sole discretion, to establish series of preferred stock and to fix the par value, dividend rates, designations, preferences, privileges, and restrictions of each series. No shares of preferred stock were issued or outstanding as of December 31, 2024 or 2023.

As of December 31, 2024, the Company had not reserved any shares of common stock for future issuance. While the Company is required to reserve shares to satisfy potential conversions of its outstanding convertible note payable (see Note 4) and Series 2023 Notes (see Note 7), those instruments were not convertible as of year-end. The number of shares issuable upon conversion is not currently determinable and will depend on future events, including pricing triggers specified in the respective agreements.

Common Stock Activity

Common stock transactions during the year ended December 31, 2024, were as follows:

•On May 17, 2024, the Board granted Restricted Stock Awards (“RSAs”) totaling 340,000 shares of common stock under the 2021 Omnibus Incentive Plan. See Note 9.

•On May 28, 2024, the Company issued 62,500 shares to an unrelated third party pursuant to a Subscription Agreement at $0.40 per share, resulting in cash proceeds of $25,000.

•On September 6, 2024, the Board granted an RSA of 10,000 shares of common stock under the 2021 Omnibus Incentive Plan. See Note 9.

•On July 6, 2024, the Company issued 187,500 shares to Thrown, LLC in connection with the Share Exchange Agreement, valued at $26,175 based on the closing price on the OTCQB market. See Note 3.

As a result of these issuances, the Company had 17,925,950 shares of common stock outstanding as of December 31, 2024.

In the prior year ended December 31, 2023, the Company granted Restricted Stock Awards of 250,000 shares of common stock under the Company’s 2021 Omnibus Incentive Plan to a Company director and a consultant. See Note 9.  As a result of these transactions, the Company has 17,325,950 shares of common stock outstanding as of December 31, 2023.

September 30, 2025
STOCKHOLDER'S EQUITY

NOTE 8 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 295,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of undesignated preferred stock, $0.0001 par value per share. The Board of Directors has the authority, in its sole discretion, to establish series of preferred stock and to fix the par value, dividend rates, designations, preferences, privileges, and restrictions of each series. No shares of preferred stock were issued or outstanding as of September 30, 2025 or December 31, 2024.

As of September 30, 2025, the Company had not reserved any shares of common stock for future issuance. While the Company is required to reserve shares to satisfy potential conversions of its outstanding convertible note payable (see Note 4) and Series 2023 and Series 2025 Notes (see Note 8), those instruments were not convertible as of September 30, 2025. The number of shares issuable upon conversion is not currently determinable and will depend on future events, including pricing triggers specified in the respective agreements.

Common stock transactions for the nine months ended September 30, 2025 were as follows:

•On July 16, 2025, the Board granted an RSA of 400,000 shares of common stock under the 2021 Omnibus Incentive Plan (“2021 OIP”). See Note 9.

As a result of this issuance, the Company had 18,325,950 shares of common stock outstanding as of September 30, 2025.

Common stock transactions for the nine months ended September 30, 2024 were as follows:

•On May 17, 2024, the Board granted RSAs totaling 340,000 shares of common stock under the 2021 OIP.

•On May 28, 2024, the Company issued 62,500 shares of common stock to an unrelated third party in connection with a Subscription Agreement priced at $0.40 per share for cash proceeds of $25,000.

•On September 6, 2024, the Board granted an RSA of 10,000 shares of common stock under the 2021 OIP. See Note 10.

•On July 6, 2024, the Company issued 187,500 shares to Thrown, which were valued at $26,175, measured at the closing price of the Company’s common stock on the OTCQB market on the date of issuance. See Note 3.

As a result of this issuance, the Company had 17,925,950 shares of common stock outstanding as of September 30, 2024.